SHARE-BASED COMPENSATION - 2021 Stock Incentive Plan - shares (Details) - shares	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Jun. 16, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options authorized		608,000
Sharebased compensation, shares issued		11,000
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation, shares issued	47,349	47,349
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		112,206	226,164
2021 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options authorized				608,000
Sharebased compensation, shares issued			381,836
Common Stock, Capital Shares Reserved for Future Issuance		217,414	105,845